Joint Ventures (Details Textual) $ in Thousands, in Thousands	1 Months Ended		12 Months Ended
	May 15, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MT	Dec. 31, 2016 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Oct. 06, 2017 USD ($)	Oct. 06, 2017 CLF ( )
Percentage of voting equity interests acquired				50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 19,989	$ 38,088	$ 45,000
Volume of lithium metallic equivalent authorised to process and sell | MT				45,000
Payments for development project expenditure				$ 7,500
Contingent Consideration Initial Payment				15,000
Payments Of Deferrred Contingent Consideration				30,000
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				10,000
Contingent Consideration Deferred Payment				55,000
Kidman [Member]
Capital commitments				37,500
Payments for development project expenditure				7,500
Minera Exar S.A. [Member]
Percentage of voting equity interests acquired		50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 6,205
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements			14,507
Capital contributions made by related entities						$ 7,000	$ 13,000	$ 13,300	2,304,225
Percentage of interest held by other entities								50.00%	50.00%
SQM Potasio S.A. [Member]
Impairment loss			8,802
Pavoni C Spa [Member]
Acquisitions through business combinations, intangible assets and goodwill			$ 3,206
SQM Australia Pty [Member]
Consideration transferred, acquisition-date fair value				$ 70,000
Soquimich European Holding B.V. [Member]
Percentage of voting equity interests acquired	50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 6,800